Share Capital - Narrative (Details)		12 Months Ended
	Jun. 06, 2025 shares	Dec. 31, 2025 CAD ($) series $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Jun. 30, 2025 shares	Aug. 29, 2024 shares	Aug. 29, 2023 shares
Disclosure of classes of share capital [line items]
Aggregate liquidation entitlement amount | $		$ 200,000,000
Number of shares authorised for purchase and cancellation (in shares)				10,600,000	15,000,000	17,000,000
Repurchase of shares	14,400,000
Common shares purchased for cancellation (in shares)		20,700,000	11,500,000
Purchase and cancellation of treasury shares (cad per share) | $ / shares		$ 82.24	$ 74.27
Cancellation of treasury shares | $		$ 1,707,000,000	$ 855,000,000
Income taxes | $		$ 33,000,000	$ 16,000,000
Preference shares conversion (in shares)				2,700,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of class series | series		14
Number of class series outstanding | series		8
Number of shares (in shares)		52,200,000
OSFI and TFX
Disclosure of classes of share capital [line items]
Number of shares authorised for purchase and cancellation, additional shares approved (in shares)				10,000,000
Number of shares authorised for purchase and cancellation, not yet repurchased (in shares)	600,000
Series 9QR
Disclosure of classes of share capital [line items]
Preference shares conversion (in shares)				5,000,000
Number of shares issued (in shares)				2,300,000
Number of shares (in shares)		2,300,000		2,300,000
Series 8QR
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				8,900,000
Number of shares (in shares)				8,900,000